Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14. COMMITMENTS AND CONTINGENCIES

Litigation

In the opinion of management, any claims and legal actions that may arise, or may have arisen in the ordinary course of business will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity based on the information and status of existing claims or actions as of June 30, 2026.

Environmental Remediation

Various federal, state, and local laws and regulations covering the discharge of materials into the environment, or otherwise relating to the protection of the environment, may affect the Company’s operations and the costs of its crude oil and natural gas exploration, development, and production operations. The Company does not anticipate that it will be required in the near future to expend significant amounts in relation to the condensed consolidated financial statements taken as a whole by reason of environmental laws and regulations, and appropriately no reserves have been recorded.

Casualties and Other Risks

The Company maintains coverage in various insurance programs underwritten by highly rated carriers. The Company’s policies provide for property damage and other customary coverages for the nature and scope of its operations. The Company believes it has adequate coverage, although insurance will not cover every type of loss that might occur. As a result of insurance market conditions, coverage could become significantly more costly or even unavailable.

If the Company were to incur a significant loss for which it was inadequately covered, the loss could have a material impact the results of its operations, cash flow or financial condition. Additionally, if proceeds from available insurance were not to be paid in a timely manner, the Company’s financial condition could be affected. Any event that interrupts the Company’s revenues or which causes the Company to make a significant expenditure not covered by insurance could reduce the Company’s ability to meet future financial obligations.